UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  December 31, 2012


Check here if Amendment:  [  ]amendment Number:
This Amendment: [ ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    LBMC Investment Advisors, LLC
Address: 5250 Virginia Way
         Brentwood, TN   37027

13F File Number:  28-14681

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert Andrew Jordan
Title:  Director of Operations
Phone:  615-309-2387

Signature, Place, and Date of Signing:

Robert Andrew Jordan         Brentwood, Tennessee       01/24/13

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        48

Form 13F Information Table Value Total:    249,200
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name

NONE


[Repeat as necessary].

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       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
Apple Computer Inc             	COM	37833100	287	540	sh		sole				540
Bank Of America Corp           	COM	60505104	198	17033	sh		sole				17033
Berkshire Hathaway Cl B        	COM	84670702	373	4160	sh		sole				4160
Boeing Co                      	COM	97023105	493	6548	sh		sole				6548
Coca Cola Company              	COM	191216100	201	5534	sh		sole				5534
Exxon Mobil Corporation        	COM	30231G102      	703	8122	sh		sole				8122
Ford Motor Company             	COM	345370860	208	16050	sh		sole				16050
Freeport Mcmoran Copper        	COM	35671D857      	260	7592	sh		sole				7592
Hca The Healthcare Co          	COM	40412C101      	1357	44967	sh		sole				44967
Intl Business Machines         	COM	459200101	586	3059	sh		sole				3059
Ishares Barclays    U S Aggreg 	COM	464287226	241	2171	sh		sole				2171
Ishares MSCI Emrg Mkt Fd       	COM	464287234	8183	184509	sh		sole				184509
Ishares Msci ETF High Dividend 	COM	46429B663      	4595	78205	sh		sole				78205
Ishares Russell 2000           	COM	464287655	27104	321447	sh		sole				321447
Ishares S&P U S Pfd Fund       	COM	464288687	295	7449	sh		sole				7449
Ishares Silver TRUST           	COM	46428Q109      	350	11915	sh		sole				11915
Ishares Tr Dj US Utils         	COM	464287697	10866	125827	sh		sole				125827
Ishares Tr Dow Jones           	COM	464288448	2666	79192	sh		sole				79192
Ishares Tr Dow Jones Select Di 	COM	464287168	3425	59827	sh		sole				59827
Ishares Tr MSCI EAFE Fd        	COM	464287465	19013	334387	sh		sole				334387
Ishares Tr S&P 500/  Value Ind 	COM	464287408	4784	72056	sh		sole				72056
Ishares Tr S&P 500/ Barra Grow 	COM	464287309	5382	71061	sh		sole				71061
Ishares Tr S&P Aggressive      	COM	464289859	1626	43743	sh		sole				43743
Ishares Tr S&P Allocation Fd   	COM	464289867	1244	36610	sh		sole				36610
Ishares TRUST S&P 500          	COM	464287200	26807	187276	sh		sole				187276
Jarden Corp                    	COM	471109108	1098	21232	sh		sole				21232
Johnson & Johnson              	COM	478160104	225	3216	sh		sole				3216
Keycorp Inc New                	COM	493267108	116	13835	sh		sole				13835
Mc Donalds Corp                	COM	580135101	285	3227	sh		sole				3227
Powershs Db Commdty Indx       	COM	73935S105      	8015	288534	sh		sole				288534
Regions Financial Cp New       	COM	7591EP100      	161	22600	sh		sole				22600
Rydex S&P 500 Index            	COM	78355W106      	33512	628503	sh		sole				628503
Smith A O                      	COM	831865209	834	13225	sh		sole				13225
Spdr Dj Wilshire Large         	COM	78464A409      	294	4478	sh		sole				4478
Spdr Gold TRUST                	COM	78463V107      	208	1284	sh		sole				1284
Spdr S&P China Etf             	COM	78463X400      	330	4454	sh		sole				4454
The Southern Company           	COM	842587107	472	11027	sh		sole				11027
Timmins Gold Corp              	COM	88741P103      	75	25000	sh		sole				25000
Vanguard Emerging Market       	COM	922042858	8538	191742	sh		sole				191742
Vanguard Europe Pac Etf        	COM	921943858	1754	49774	sh		sole				49774
Vanguard Health Sys Inc        	COM	922036207	1103	90000	sh		sole				90000
Vanguard Russell 2000          	COM	92206C664      	4111	61351	sh		sole				61351
Vanguard S&P 500 Etf           	COM	922908413	1097	16825	sh		sole				16825
Vanguard Short Term Bd Index   	COM	921937827	64122	791731	sh		sole				791731
Ventas Inc                     	COM	92276F100      	209	3235	sh		sole				3235
Wal-Mart Stores Inc            	COM	931142103	218	3193	sh		sole				3193
Wisdomtree Dividend            	COM	97717W406      	773	13904	sh		sole				13904
Wisdomtree TRUST               	COM	97717W562      	403	7115	sh		sole				7115



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